FAIR VALUES - Fair value of financial instruments (Details) - At fair value [member] - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 14,067,819	$ 26,396,191
Financial liabilities	6,186,292	5,053,361
Cash and due from banks
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		15,997
Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	568,501	23,247,329
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	257,587	24,496
Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	1,101,531	23,181
Other debt securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	7,171,171	173,134
Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	4,924,540	2,896,049
Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	14,579	16,005
Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	189,554	412,403
Derivative instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		144,944
Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	5,996,738	4,472,991
Financing received from the Argentine Central Bank and other financial institutions
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		23,023
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	14,055,365	8,896,688
Financial liabilities	6,186,292	4,908,417
Level 1 of fair value hierarchy [member] | Cash and due from banks
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		15,997
Level 1 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	564,830	5,761,365
Level 1 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	257,587	24,496
Level 1 of fair value hierarchy [member] | Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	1,101,531	23,181
Level 1 of fair value hierarchy [member] | Other debt securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	7,171,171	173,134
Level 1 of fair value hierarchy [member] | Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	4,924,540	2,896,049
Level 1 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	5,796	2,466
Level 1 of fair value hierarchy [member] | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	189,554	412,403
Level 1 of fair value hierarchy [member] | Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	5,996,738	4,472,991
Level 1 of fair value hierarchy [member] | Financing received from the Argentine Central Bank and other financial institutions
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		23,023
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	8,783	17,499,503
Financial liabilities		144,944
Level 2 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		17,485,964
Level 2 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	8,783	13,539
Level 2 of fair value hierarchy [member] | Derivative instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		$ 144,944
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	3,671
Level 3 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 3,671